Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,185,320	$ 794,691	$ 5,378,325
Less: accumulated depreciation	(5,550,642)	(713,147)	(5,081,087)
Property and equipment, net	634,678	81,544	297,238
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	806,471	103,616	806,471
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,608,542	335,146	1,914,442
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,989,709	255,638	1,899,106
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross			9,000
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 780,598	$ 100,291	$ 749,306